Offerings - Offering: 1	May 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.25% Fixed-to-Floating Rate Subordinated Notes due 2036
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	$ 300,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,430.00
Offering Note	This "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Filing Fees" table in the registrant's Registration Statement on Form S-3 (File No. 333-284828), filed with the U.S. Securities and Exchange Commission on February 11, 2025.